UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Management’s Discussion of Fund Performance
Munder @Vantage Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Certifications Required by Rule 30a-2
Certifications Required by Rule 30a-2(b)

Item 1: Report of Shareholder

SEMI-ANNUAL REPORT
December 31, 2003
Munder @Vantage Fund ®

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Because the Fund tends to invest in smaller company stocks, its holdings may also be more volatile and less liquid than large company stocks. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities. The Fund also concentrates its holdings in a small number of investments. Both factors increase the Fund’s risk because each investment has a greater effect on performance.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER @VANTAGE FUND®

Fund Manager: The Munder @Vantage Fund Team

    The Fund generated a return of 16.34% for the six months ended December 31, 2003, compared to the 28.70% return for the Inter@ctive Week Internet Index and the 18.76% return for the Morgan Stanley Internet Index.

    The Fund posted a strong absolute return for the six months ended December 31, although it lagged its Inter@ctive Week Internet and Morgan Stanley Internet benchmarks. The performance of the publicly traded segment of the Fund benefited from a lack of position in WebMD Corporation, a provider of health care information and technology services. An underweight in the software sector, as well as overweights in the semiconductor and Internet software and services sectors also contributed positively to the Fund’s return. The positive effects of these weightings more than offset the negative impact of an underweighting in the communications equipment sector.

    Stock selection in the capital markets, commercial services and supplies, and communications equipment sectors helped to boost the Fund’s relative returns. Ameritrade Holding Corporation and E*TRADE Financial Corporation were the top performers in the capital markets sector. DiamondCluster International, Inc. was the leading performer in the commercial services and supplies sector. The company is a global business strategy and technology solutions consulting firm, helping clients to develop and sustain a competitive advantage in the new digital economy. Alvarion Ltd., a leading producer of wireless networking products and broadband wireless access equipment, drove the strong relative return of holdings in the communications equipment sector. The largest negative impact on returns in the publicly traded segment of the Fund came from stock selection in the Internet software and services sector, due in part to the weak performance of SportsLine.com, Inc. The company is an Internet sports media company and publisher of CBS SportsLine.com.

    The private equity segment of the Fund (15.5% of the Fund) had weak relative returns for the six months ended December 31, due to weakness in the performance of investments in venture capital funds. In contrast, direct private equity investments had strong relative returns, due to the appreciation in the value of Catena Networks, Inc., a provider of integrated broadband access systems that enable carriers to accelerate the delivery of low cost integrated phone and broadband services.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from eight Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

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Munder @Vantage Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 77.8%
Biotechnology — 0.1%
2,000	Affymetrix, Inc.†	$49,220

Capital Markets — 5.7%
69,300	Ameritrade Holding Corporation†	975,051
65,400	E*TRADE Financial Corporation†	827,310

		1,802,361

Commercial Services & Supplies — 6.6%
5,800	Apollo Group, Inc.†	399,794
17,800	DiamondCluster International, Inc.†	181,560
68,100	Monster Worldwide, Inc.†	1,495,476

		2,076,830

Communications Equipment — 6.7%
117,700	Alvarion Ltd.†	1,359,435
3,543	Extreme Networks, Inc.†	25,545
23,100	InterDigital Communications Corporation†	476,784
9,758	NetScreen Technologies, Inc.†	241,511

		2,103,275

Internet & Catalog Retail — 17.7%
49,400	1-800-FLOWERS.COM, Inc.†, ††	546,364
10,200	Amazon.com, Inc.†	536,928
30,100	eBay, Inc.†	1,944,159
50,723	InterActiveCorp.†	1,721,031
9,300	Netflix, Inc.†	508,617
10,200	Priceline.com, Inc.†	182,580
5,800	RedEnvelope, Inc.†	96,860

		5,536,539

Internet Software & Services — 30.5%
4,400	Akamai Technologies, Inc.†	47,300
7,700	aQuantive, Inc.†	78,925
8,000	Ask Jeeves, Inc.†	144,960
25,100	Autobytel, Inc.†	227,908
3,777	Bankrate, Inc.†	46,759
85,100	CNET Networks, Inc.†	580,382
600	Ctrip.com International Ltd. ADR†	20,406
41,619	Digital Insight Corporation†	1,036,313
30,600	Digital River, Inc.†	676,260
202,000	DoubleClick, Inc.†	2,064,440

See Notes to Financial Statements.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services (Continued)
20,557	ebookers PLC†	$145,497
128,400	lastminute.com PLC†	509,971
5,500	Netease.com, Inc. ADR†	202,950
6,000	Orbitz, Inc., Class A†	139,200
10,000	SINA Corporation†	337,500
1,900	Sohu.com, Inc.†	57,019
186,891	SportsLine.com, Inc.†	237,352
7,300	T-Online International AG†	94,736
20,250	United Online, Inc.†	339,998
21,700	VeriSign, Inc.†	353,710
11,200	Wanadoo†	91,724
14,247	webMethods, Inc.†	130,360
5,700	Websense, Inc.†	166,668
40,300	Yahoo!, Inc.†	1,820,351

		9,550,689

Media — 2.6%
14,100	Getty Images, Inc.†	706,833
8,900	Harris Interactive, Inc.†	73,870
1,400	Macrovision Corporation†	31,626

		812,329

Semiconductors & Semiconductor Equipment — 5.4%
10,000	August Technology Corporation†	185,500
125,000	LogicVision, Inc.†	562,500
3,000	OmniVision Technologies, Inc.†	165,750
25,100	Sigmatel, Inc.†	619,468
30,000	United Microelectronics Corporation, ADR	148,500

		1,681,718

Software — 1.7%
5,000	Callidus Software†	88,450
1,400	Macromedia, Inc.†	24,976
6,700	Networks Associates, Inc.†	100,768
10,800	Red Hat, Inc.†	202,716
3,000	Symantec Corporation†	103,950

		520,860

Thrifts & Mortgage Finance — 0.7%
16,600	NetBank, Inc.	221,610

See Notes to Financial Statements.

Shares		Value

Wireless Telecommunication Services — 0.1%
3,000	At Road, Inc.†	$39,900

TOTAL COMMON STOCKS
(Cost $17,681,189)		24,395,331

LIMITED PARTNERSHIPS — 12.3%
Information Technology Services — 1.5%
623,521	Trident Capital Fund V, L.P.†, *, **	477,941

Semiconductors & Semiconductor Equipment — 5.8%
2,250,000	Tech Farm Ventures (Q) L.P.†, *, **	1,822,403

Technology Hardware & Equipment — 5.0%
925,000	CenterPoint Ventures III (Q) L.P.†, *, **	504,121
1,250,000	New Enterprise Associates 10, L.P.†, *, **	908,119
420,000	Telesoft II QP, L.P.†, *, **	155,434

		1,567,674

TOTAL LIMITED PARTNERSHIPS
(Cost $5,355,767)		3,868,018

PREFERRED STOCKS — 3.2%
Communications Equipment — 2.5%
830,213	Catena Networks, Inc.†, *, **	765,041

Computers & Peripherals — 0.7%
444,444	Alacritech Information†, *, **	220,222

Software — 0.0%
221,893	See Commerce†, *, **	0

TOTAL PREFERRED STOCKS
(Cost $3,499,995)		985,263

WARRANTS — 0.1%
(Cost $6,948)
Internet & Catalog Retail — 0.1%
844	InterActiveCorp., expires 02/04/09, (exercise price: $26.00)†	36,039

See Notes to Financial Statements.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 6.8%
(Cost $2,130,000)
$2,130,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $2,130,092 on 01/02/2004, collateralized by $2,165,000 FNMA, 1.875% maturing 12/15/2004 (value $2,176,951)	$2,130,000

TOTAL INVESTMENTS
(Cost $28,673,899)	100.2%	31,414,651
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(72,397)

NET ASSETS	100.0%	$31,342,254

*	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder @Vantage Fund may not invest more than 40% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2003, these securities represent $4,853,281, 15.5% of net assets.

Security	Acquisition Date	Cost

Alacritech Information	12/13/2001	$1,000,000
Catena Networks, Inc.	01/18/2002	1,000,000
CenterPoint Ventures III (Q) L.P.	03/07/2001	183,723
	07/20/2001	183,723
	10/15/2001	183,723
	07/16/2002	123,807
	11/04/2002	85,737
	06/09/2003	73,489
	09/04/2003	73,489
New Enterprise Associates 10, L.P.	10/26/2000	182,317
	01/04/2001	91,159
	07/27/2001	45,579
	09/26/2001	91,159
	01/16/2002	95,345
	04/23/2002	95,345
	07/12/2002	95,345
	11/12/2002	95,345
	02/04/2003	96,201
	07/16/2003	97,253
	09/19/2003	99,746
	12/10/2003	100,000

See Notes to Financial Statements.

Security	Acquisition Date	Cost

See Commerce	04/05/2001	$1,499,995
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
Telesoft II QP, L.P.	03/16/2001	274,228
	12/11/2002	80,000
	12/09/2003	40,000
Trident Capital Fund V, L.P.	10/18/2000	198,148
	06/26/2002	69,933
	11/08/2002	69,933
	01/15/2003	139,866
	10/01/2003	70,587
	12/05/2003	70,587

**	Fair valued security as of December 31, 2003 (See Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Affiliated security.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

Munder @Vantage Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 the country diversification of the Munder @Vantage Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	68.5%	$21,484,612
Israel	4.3	1,359,435
Cayman Islands	1.8	560,856
United Kingdom	2.1	655,468
France	0.3	91,724
Germany	0.3	94,736
Taiwan	0.5	148,500

TOTAL COMMON STOCKS	77.8	24,395,331
LIMITED PARTNERSHIPS	12.3	3,868,018
PREFERRED STOCKS	3.2	985,263
WARRANTS	0.1	36,039
REPURCHASE AGREEMENT	6.8	2,130,000

TOTAL INVESTMENTS	100.2	31,414,651
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(72,397)

NET ASSETS	100.0%	$31,342,254

See Notes to Financial Statements.

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Munder @Vantage Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value See accompanying schedule:
Securities of unaffiliated issuers (cost — $26,181,110)	$28,738,287
Securities of affiliated issuer (cost — $362,789)	546,364
Repurchase agreement (cost — $2,130,000)	2,130,000

Total Investments	31,414,651
Cash	140
Interest receivable	46
Receivable from Investment Advisor	56,519
Receivable for investment securities sold	9,219
Prepaid expenses and other assets	36,207

Total Assets	31,516,782

LIABILITIES:
Investment advisory fees payable	51,753
Trustees’ fees and expenses payable	41,778
Transfer agency/record keeping fees payable	31,232
Shareholder servicing fees payable	13,784
Administration fees payable	3,222
Custody fees payable	3,105
Accrued expenses and other payables	29,654

Total Liabilities	174,528

NET ASSETS	$31,342,254

Investments, at cost	$28,673,899

NET ASSETS consist of:
Accumulated net investment loss	$(470,561)
Accumulated net realized loss on investments sold	(115,213,082)
Net unrealized appreciation of investments	2,740,752
Par value	40,398
Paid-in capital in excess of par value	144,244,747

$31,342,254

NET ASSET VALUE
($31,342,254 / 4,039,817 shares of common stock outstanding)	$7.76

See Notes to Financial Statements.

Munder @Vantage Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$18,957
Dividends	1,184

Total Investment Income	20,141

EXPENSES:
Investment advisory fees	312,185
Shareholder servicing fees	78,046
Transfer agency/record keeping fees	75,688
Legal and audit fees	63,694
Administration fees	22,018
Trustees’ fees and expenses	20,577
Custody fees	14,543
Other	16,615

Total Expenses	603,366
Fees waived and/or expenses reimbursed by investment advisor	(135,088)

Net Expenses	468,278

NET INVESTMENT LOSS	(448,137)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	(1,898,305)
Security transactions of affiliated issuer	(22,181)
Foreign currency-related transactions	1,501
Net change in unrealized appreciation/(depreciation) of:
Securities	6,973,171
Foreign currency-related transactions	(2,104)

Net realized and unrealized gain on investments	5,052,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,603,945

See Notes to Financial Statements.

Munder @Vantage Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(448,137)	$(658,456)
Net realized loss on investments sold	(1,918,985)	(17,966,587)
Net change in unrealized appreciation/(depreciation) of investments	6,971,067	23,902,329

Net increase in net assets resulting from operations	4,603,945	5,277,286
Net decrease in net assets from Fund share transactions	(2,272,201)	(5,049,469)

Net increase in net assets	2,331,744	227,817

NET ASSETS:
Beginning of period	29,010,510	28,782,693

End of period	$31,342,254	$29,010,510

Accumulated net investment loss	$(470,561)	$(22,424)

CAPITAL STOCK ACTIVITY:
Amount
Redeemed	$(2,272,201)	$(5,049,469)

Net decrease	$(2,272,201)	$(5,049,469)

Shares
Redeemed	(306,419)	(1,030,652)

Net decrease	(306,419)	(1,030,652)

See Notes to Financial Statements.

Munder @Vantage Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period Ended		Year	Year	Period
	12/31/03		Ended	Ended	Ended
	(Unaudited)		6/30/03	6/30/02	6/30/01

Net asset value, beginning of period	$6.67		$5.35	$10.65	$24.00

Income/(loss) from investment operations:
Net investment loss	(0.11)		(0.15)	(0.17)	(0.11)
Net realized and unrealized gain/(loss) on investments	1.20		1.47	(5.13)	(13.15)

Total from investment operations	1.09		1.32	(5.30)	(13.26)

Decrease from investment operations:
Offering costs	—		—	—	(0.09)

Net increase/(decrease) in net asset value	1.09		1.32	(5.30)	(13.35)

Net asset value, end of period	$7.76		$6.67	$5.35	$10.65

Total return(b)	16.34%		24.67%	(49.77)%	(55.63)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,342		$29,011	$28,783	$71,625
Ratio of operating expenses to average net assets	3.00	%(c)	3.00%	3.00%	3.00	%(c)
Ratio of net investment loss to average net assets	(2.87	)%(c)	(2.72)%	(2.06)%	(1.03	)%(c)
Portfolio turnover rate	28%		43%	60%	95%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.87	%(c)	3.85%	3.40%	3.15	%(c)

(a)	The Munder @Vantage Fund commenced operations on October 17, 2000.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Annualized.

See Notes to Financial Statements.

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Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder @Vantage Fund (the “Fund”), the only series of @Vantage. @Vantage is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, and was organized as a Delaware statutory trust on April 7, 2000. The financial statements for the remaining Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 2.00% of the value of its average daily net assets.

    The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund during the period ended December 31, 2003 in an amount totaling $135,088.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $22,018 before payment of sub-administration fees and $14,994 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of MST and MFFT is paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such services. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from the Fund, MST or MFFT.

4. Shareholder Servicing Plan

    The Fund has a Shareholder Servicing Plan (the “Plan”) under which the Fund pays securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) a shareholder servicing fee at the annual rate of 0.50% of the net asset value of the outstanding shares owned by customers of such Service Organizations.

    Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $75 to Comerica Bank for shareholder services provided to shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $7,924,252 and $7,537,545 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,283,735 and aggregate gross unrealized depreciation for all securities

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

for which there was an excess of financial reporting cost over value was $5,542,983 and net appreciation for financial reporting purposes was $2,740,752. At December 31, 2003, aggregate cost for financial reporting purposes was $28,673,899.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies under common control with the Fund. At, or during the period ended December 31, 2003, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

1-800-FLOWERS.COM, Inc.	$614,704	$—	—	$316,571	25,200	$546,364	$(22,181)

7. Common Stock

    At December 31, 2003, the Fund was authorized to issue an unlimited number of $0.01 par value shares of beneficial interest.

    Each quarter, the Fund offers to repurchase a minimum of 5% of the number of shares outstanding on the date repurchase requests are due at current net asset value. The Fund’s Board of Trustees may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

    Quarterly repurchase offers commence each January, April, July, and October; and are completed in the following month.

8. Industry Concentration

    The Fund intends to invest at least 65% of its total net assets in equity securities of U.S. and non-U.S. companies considered by the Advisor to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries.

    The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (ipo) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

9. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 5% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003, total commitment fees for the Fund were $238.

10. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2003, the Fund had total commitments to contribute $3,743,212 to various issuers when and if required.

11. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(113,063,640)	$(4,461,543)	$(117,525,183)

    The differences between book and tax distributable earnings are primarily due to wash sales and partnership adjustments.

12. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $103,786,543 of unused capital losses of which $76,651,606 and $27,134,937 expire in 2010 and 2011, respectively.

Munder @Vantage Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2002 and June 30, 2003 of $9,276,326 and $771, respectively.

13. Subsequent Event

    On August 12, 2003, the Board of Trustees approved the offering and sale of additional shares of the Fund pursuant to a continuous offering, which may only be available for a limited time. An amendment to the Fund’s registration statement to update information required to permit the commencement of a continuous offering of the Fund’s shares became effective on January 9, 2004.

14. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANN@VAN1203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Not required.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not required.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ James C. Robinson

James C. Robinson
President

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James C. Robinson

James C. Robinson
President and Principal Executive Officer

Date:	March 5, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 5, 2004

Exhibit Index

Exhibit No.	Description

99.CERT	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

99.906 CERT	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.